BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Balances And Transactions With Related Parties
Schedule of balances with interested and related parties

	Key management personnel	Other interested and related parties

Vendors	$—	$45

Other accounts payable	$335	$57

As of December 31, 2022

	Key management personnel	Other interested and related parties
Other accounts payable	$14	$66

Schedule of benefits to interested and related parties

	Year ended December 31,
	2023	2022	2021

Salary to those employed by the Company or on its behalf	$—	$762	$885

Directors’ fees to those not employed by the Company or on its behalf	$411	$280	$148

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	—	3	3
Directors not employed by the Company	8	5	5
	8	8	8

Schedule of share-based payment

	Year ended December 31,
	2023	2022	2021
Share-based payment to those employed by the Company or on its behalf	$207	$287	$445

Share-based payment to those not employed by the Company or on its behalf	$102	$28	$90

Schedule of transactions with interested and related parties

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$—	$70
General and administrative expenses	801	298

	$801	$368

Year ended December 31, 2022

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$107	$81
General and administrative expenses	861	308

	$968	$389

Year ended December 31, 2021

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$112	$82
General and administrative expenses	1,137	238

	$1,249	$320

*)	Some of the key management personnel are interested parties by virtue of holdings.